UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.7%
	BRAZIL – 11.5%
21,000	Banco do Brasil S.A.	$207,892
7,900	BRF - Brasil Foods S.A.	170,682
3,400	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	154,564
4,400	Cia de Bebidas das Americas - ADR	164,340
2,700	Cia de Transmissao de Energia Eletrica Paulista	40,402
20,300	Marcopolo S.A.	116,265
11,200	Raia Drogasil S.A.	108,517
3,400	Tractebel Energia S.A.	52,857
8,700	Ultrapar Participacoes S.A.	207,694
6,000	Ultrapar Participacoes S.A. - ADR	143,640
		1,366,853

	CHINA – 19.6%
21,900	China Mobile Ltd.	226,813
230,000	China Overseas Land & Investment Ltd.	598,790
91,200	CNOOC Ltd.	152,751
40,000	ENN Energy Holdings Ltd.	211,865
28,000	Hengan International Group Co., Ltd.	304,221
133,800	Lenovo Group Ltd.	120,432
40,400	Sands China Ltd.	188,790
126,000	Sunny Optical Technology Group Co., Ltd.	150,875
46,000	Tsingtao Brewery Co., Ltd. - Class H	327,785
2,100	Vipshop Holdings Ltd. - ADR*	61,236
		2,343,558

	INDIA – 2.9%
9,500	HDFC Bank Ltd. - ADR	344,280

	INDONESIA – 1.4%
392,500	Bank Negara Indonesia Persero Tbk P.T.	168,938

	KENYA – 0.8%
1,182,400	Safaricom Ltd.	90,290

	MALAYSIA – 5.9%
96,500	Axiata Group Bhd	202,102
116,700	Gamuda Bhd	174,841
99,800	Malayan Banking Bhd	327,424
		704,367

	MEXICO – 7.8%
47,140	Alfa S.A.B. de C.V. - Class A	113,362
12,100	America Movil S.A.B. de C.V. - ADR	263,175
4,000	Fomento Economico Mexicano S.A.B. de C.V. - ADR	412,760
11,500	Grupo Financiero Banorte S.A.B. de C.V. - Class O	68,694

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
16,600	Mexichem S.A.B. de C.V.*	$68,834
		926,825

	NIGERIA – 1.3%
569,100	FBN Holdings PLC	62,448
794,900	Zenith Bank PLC	96,777
		159,225

	PAKISTAN – 1.4%
81,400	Lucky Cement Ltd.	171,478

	PHILIPPINES – 2.9%
205,800	Alliance Global Group, Inc.	110,642
90,700	Metropolitan Bank & Trust	232,022
		342,664

	QATAR – 3.2%
2,640	Industries Qatar QSC	114,940
2,400	Ooredoo QSC	79,440
4,300	Qatar National Bank SAQ	187,804
		382,184

	RUSSIA – 8.6%
8,900	Lukoil OAO - ADR	513,085
2,073	Mail.ru Group Ltd. - GDR	59,443
19,300	Sberbank of Russia - ADR	218,987
12,900	X5 Retail Group N.V. - GDR*	233,262
		1,024,777

	SOUTH AFRICA – 3.5%
46,300	FirstRand Ltd.	135,482
10,100	MTN Group Ltd.	187,853
29,700	Nampak Ltd.	98,789
		422,124

	SOUTH KOREA – 8.9%
1,090	Hyundai Motor Co.	213,783
650	LG Chem Ltd.	143,141
510	Samsung Electronics Co., Ltd.	596,100
3,500	Samsung Heavy Industries Co., Ltd.	108,908
		1,061,932

	TAIWAN – 5.0%
18,000	Delta Electronics, Inc.	81,747
112,829	Taiwan Semiconductor Manufacturing Co., Ltd.	408,452
7,000	TPK Holding Co., Ltd.	111,354
		601,553

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	THAILAND – 6.9%
28,200	Advanced Info Service PCL	$254,940
17,300	Siam Cement PCL	247,705
58,300	Siam Commercial Bank PCL	321,036
		823,681

	TURKEY – 2.7%
14,400	Arcelik AS	95,117
25,932	Aselsan Elektronik Sanayi Ve Ticaret AS	113,893
4,000	Coca-Cola Icecek AS	115,005
		324,015

	UNITED ARAB EMIRATES – 1.5%
129,200	Emaar Properties PJSC	182,913

	UNITED KINGDOM – 0.9%
4,400	Bank of Georgia Holdings PLC	111,557

	TOTAL COMMON STOCKS (Cost $10,217,443)	11,553,214

Principal Amount

	SHORT-TERM INVESTMENTS – 3.3%
$399,084	UMB Money Market Fiduciary Fund, 0.01%1	399,084

	TOTAL SHORT-TERM INVESTMENTS (Cost $399,084)	399,084

	TOTAL INVESTMENTS – 100.0% (Cost $10,616,527)	11,952,298
	Liabilities in Excess of Other Assets – 0.0%	(5,754)

	TOTAL NET ASSETS – 100.0%	$11,946,544

ADR – American Depository Receipt
GDR – Global Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Victoria 1522 Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Note 1 – Organization
Victoria 1522 Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth.  The Fund commenced investment operations on October 1, 2008, with two classes of shares; Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service.  The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Victoria 1522 Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
June 30, 2013 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At June 30, 2013, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$10,616,527

Gross unrealized appreciation	1,758,652
Gross unrealized depreciation	(422,881)

Net unrealized appreciation on investments	$1,335,771

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Victoria 1522 Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
June 30, 2013 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 31	Total
Investments
Common Stocks
Communications	$263,175	$1,041,438	$-	$1,304,613
Consumer Durables	-	905,000	-	905,000
Consumer Non-Durables	747,782	747,011	-	1,494,793
Consumer Services	-	188,790	-	188,790
Electronic Technology	-	835,878	-	835,878
Energy Minerals	864,419	152,751	-	1,017,170
Finance	620,866	2,644,178	-	3,265,044
Health Technology	-	150,875	-	150,875
Industrial Services	-	174,841	-	174,841
Non-Energy Minerals	-	171,478	-	171,478
Process Industries	68,834	604,575	-	673,409
Producer Manufacturing	229,627	219,550	-	449,177
Retail Trade	324,317	233,262	-	557,579
Technology Services	-	59,443	-	59,443
Utilities	93,259	211,865	-	305,124
Short-Term Investments	399,084	-	-	399,084
Total Investments	$3,611,363	$8,340,935	$-	$11,952,298

1	The Fund did not hold any Level 3 securities at period end.

It is the Fund’s policy to recognize transfers between Levels at the end of the period.  There were no transfers at period end.  The Fund, as of June 30, 2013, did hold Level 2 securities due to the Fund performing a fair value adjustment and specific foreign markets observing holiday market closure, resulting in a stale price utilized from the previous market close in accordance with procedures adopted by the Board of Trustees.  A security’s classification as Level 1 or Level 2 within this Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. Per the Fund’s procedures adopted by the Board of Trustees, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victoria 1522 Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	8/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	8/28/2013

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	8/28/2013

* Print the name and title of each signing officer under his or her signature.